CIGNA Variable Annuity Separate Account I

CIGNA Variable Annuity Separate Account I

Statements of assets and liabilities

December 31, 2021

Subaccount	Investments	Total Assets	Net Assets
Alger Capital Appreciation Portfolio - Class I-2	$304,488	$304,488	$304,488
Alger Large Cap Growth Portfolio - Class I-2	1,082,813	1,082,813	1,082,813
Alger Mid Cap Growth Portfolio - Class I-2	878,315	878,315	878,315
Alger Small Cap Growth Portfolio - Class I-2	778,366	778,366	778,366
Fidelity® VIP Asset Manager Portfolio - Initial Class	26,010	26,010	26,010
Fidelity® VIP Equity-Income Portfolio - Initial Class	492,983	492,983	492,983
Fidelity® VIP Government Money Market Portfolio - Initial Class	90,736	90,736	90,736
Fidelity® VIP High Income Portfolio - Initial Class	280,265	280,265	280,265
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	127,258	127,258	127,258
Fidelity® VIP Overseas Portfolio - Initial Class	359,174	359,174	359,174
MFS® VIT Total Return Series - Initial Class	117,813	117,813	117,813
MFS® VIT Utilities Series - Initial Class	285,806	285,806	285,806
MFS® VIT II Income Portfolio - Initial Class	26,947	26,947	26,947
Neuberger Berman AMT Mid Cap Growth Portfolio - I Class	84,696	84,696	84,696
Neuberger Berman AMT Short Duration Bond Portfolio - I Class	5,379	5,379	5,379
Neuberger Berman AMT Sustainable Equity Portfolio - I Class	347,703	347,703	347,703

See accompanying notes.

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CIGNA Variable Annuity Separate Account I

Statements of operations

Year Ended December 31, 2021

Subaccount	Dividends from Investment Income	Mortality and Expense Guarantee Charges	Net Investment Income (Loss)	Net Realized Gain (Loss) on Investments
Alger Capital Appreciation Portfolio - Class I-2	$—	$(4,401)	$(4,401)	$37,962
Alger Large Cap Growth Portfolio - Class I-2	—	(14,011)	(14,011)	18,641
Alger Mid Cap Growth Portfolio - Class I-2	—	(11,987)	(11,987)	12,301
Alger Small Cap Growth Portfolio - Class I-2	—	(11,644)	(11,644)	26,423
Fidelity® VIP Asset Manager Portfolio - Initial Class	414	(327)	87	66
Fidelity® VIP Equity-Income Portfolio - Initial Class	9,290	(6,507)	2,783	14,468
Fidelity® VIP Government Money Market Portfolio - Initial Class	10	(1,250)	(1,240)	—
Fidelity® VIP High Income Portfolio - Initial Class	15,415	(3,791)	11,624	(2,538)
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	2,887	(1,887)	1,000	1,718
Fidelity® VIP Overseas Portfolio - Initial Class	1,801	(4,392)	(2,591)	3,275
MFS® VIT Total Return Series - Initial Class	2,751	(2,146)	605	17,335
MFS® VIT Utilities Series - Initial Class	4,707	(3,381)	1,326	3,684
MFS® VIT II Income Portfolio - Initial Class	937	(389)	548	57
Neuberger Berman AMT Mid Cap Growth Portfolio - I Class	—	(1,119)	(1,119)	2,888
Neuberger Berman AMT Short Duration Bond Portfolio - I Class	147	(75)	72	(12)
Neuberger Berman AMT Sustainable Equity Portfolio - I Class	1,271	(4,297)	(3,026)	4,591

See accompanying notes.

Subaccount	Dividends from Net Realized Gain on Investments	Total Net Realized Gain (Loss) on Investments	Net Change in Unrealized Appreciation or Depreciation on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations
Alger Capital Appreciation Portfolio - Class I-2	$62,971	$100,933	$(39,386)	$57,146
Alger Large Cap Growth Portfolio - Class I-2	241,665	260,306	(142,003)	104,292
Alger Mid Cap Growth Portfolio - Class I-2	310,211	322,512	(285,184)	25,341
Alger Small Cap Growth Portfolio - Class I-2	256,683	283,106	(331,300)	(59,838)
Fidelity® VIP Asset Manager Portfolio - Initial Class	142	208	1,743	2,038
Fidelity® VIP Equity-Income Portfolio - Initial Class	53,372	67,840	31,810	102,433
Fidelity® VIP Government Money Market Portfolio - Initial Class	—	—	—	(1,240)
Fidelity® VIP High Income Portfolio - Initial Class	—	(2,538)	(322)	8,764
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	3,712	5,430	(9,212)	(2,782)
Fidelity® VIP Overseas Portfolio - Initial Class	25,229	28,504	30,004	55,917
MFS® VIT Total Return Series - Initial Class	7,328	24,663	(5,670)	19,598
MFS® VIT Utilities Series - Initial Class	9,172	12,856	17,001	31,183
MFS® VIT II Income Portfolio - Initial Class	1,217	1,274	(2,075)	(253)
Neuberger Berman AMT Mid Cap Growth Portfolio - I Class	9,221	12,109	(1,763)	9,227
Neuberger Berman AMT Short Duration Bond Portfolio - I Class	—	(12)	(91)	(31)
Neuberger Berman AMT Sustainable Equity Portfolio - I Class	6,500	11,091	56,420	64,485

CIGNA Variable Annuity Separate Account I

Statements of changes in net assets

Years Ended December 31, 2020 and 2021

	Alger Capital Appreciation Portfolio - Class I-2 Subaccount	Alger Large Cap Growth Portfolio - Class I-2 Subaccount	Alger Mid Cap Growth Portfolio - Class I-2 Subaccount	Alger Small Cap Growth Portfolio - Class I-2 Subaccount	Fidelity® VIP Asset Manager Portfolio - Initial Class Subaccount	Fidelity® VIP Equity-Income Portfolio - Initial Class Subaccount	Fidelity® VIP Government Money Market Portfolio - Initial Class Subaccount
NET ASSETS AT JANUARY 1, 2020	$245,182	$621,383	$549,788	$584,722	$21,157	$447,921	$93,914
Changes From Operations:
• Net investment income (loss)	(3,601)	(8,515)	(8,364)	(1,359)	50	2,167	(940)
• Net realized gain (loss) on investments	47,190	138,191	101,762	61,071	302	18,938	—
• Net change in unrealized appreciation or depreciation on investments	52,663	269,921	245,378	296,546	2,477	1,385	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	96,252	399,597	338,776	356,258	2,829	22,490	(940)
Change From Unit Transactions:
• Net unit transactions	(9,698)	(15,907)	(16,886)	(49,321)	(9)	(13,888)	5,168
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(9,698)	(15,907)	(16,886)	(49,321)	(9)	(13,888)	5,168
TOTAL INCREASE (DECREASE) IN NET ASSETS	86,554	383,690	321,890	306,937	2,820	8,602	4,228
NET ASSETS AT DECEMBER 31, 2020	331,736	1,005,073	871,678	891,659	23,977	456,523	98,142
Changes From Operations:
• Net investment income (loss)	(4,401)	(14,011)	(11,987)	(11,644)	87	2,783	(1,240)
• Net realized gain (loss) on investments	100,933	260,306	322,512	283,106	208	67,840	—
• Net change in unrealized appreciation or depreciation on investments	(39,386)	(142,003)	(285,184)	(331,300)	1,743	31,810	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	57,146	104,292	25,341	(59,838)	2,038	102,433	(1,240)
Change From Unit Transactions:
• Net unit transactions	(84,394)	(26,552)	(18,704)	(53,455)	(5)	(65,973)	(6,166)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(84,394)	(26,552)	(18,704)	(53,455)	(5)	(65,973)	(6,166)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(27,248)	77,740	6,637	(113,293)	2,033	36,460	(7,406)
NET ASSETS AT DECEMBER 31, 2021	$304,488	$1,082,813	$878,315	$778,366	$26,010	$492,983	$90,736

See accompanying notes.

	Fidelity® VIP High Income Portfolio - Initial Class Subaccount	Fidelity® VIP Investment Grade Bond Portfolio - Initial Class Subaccount	Fidelity® VIP Overseas Portfolio - Initial Class Subaccount	MFS® VIT Total Return Series - Initial Class Subaccount	MFS® VIT Utilities Series - Initial Class Subaccount	MFS® VIT II Income Portfolio - Initial Class Subaccount
NET ASSETS AT JANUARY 1, 2020	$294,781	$152,588	$309,556	$157,378	$412,416	$38,669
Changes From Operations:
• Net investment income (loss)	10,464	1,356	(2,367)	1,528	2,555	813
• Net realized gain (loss) on investments	(1,577)	1,095	6,888	5,314	59,484	547
• Net change in unrealized appreciation or depreciation on investments	(4,930)	9,405	34,457	6,093	(47,067)	1,312
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	3,957	11,856	38,978	12,935	14,972	2,672
Change From Unit Transactions:
• Net unit transactions	(8,137)	(11,228)	(38,237)	(5,154)	(179,774)	(10,525)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(8,137)	(11,228)	(38,237)	(5,154)	(179,774)	(10,525)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(4,180)	628	741	7,781	(164,802)	(7,853)
NET ASSETS AT DECEMBER 31, 2020	290,601	153,216	310,297	165,159	247,614	30,816
Changes From Operations:
• Net investment income (loss)	11,624	1,000	(2,591)	605	1,326	548
• Net realized gain (loss) on investments	(2,538)	5,430	28,504	24,663	12,856	1,274
• Net change in unrealized appreciation or depreciation on investments	(322)	(9,212)	30,004	(5,670)	17,001	(2,075)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	8,764	(2,782)	55,917	19,598	31,183	(253)
Change From Unit Transactions:
• Net unit transactions	(19,100)	(23,176)	(7,040)	(66,944)	7,009	(3,616)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(19,100)	(23,176)	(7,040)	(66,944)	7,009	(3,616)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(10,336)	(25,958)	48,877	(47,346)	38,192	(3,869)
NET ASSETS AT DECEMBER 31, 2021	$280,265	$127,258	$359,174	$117,813	$285,806	$26,947

CIGNA Variable Annuity Separate Account I

Statements of changes in net assets (continued)

Years Ended December 31, 2020 and 2021

	Neuberger Berman AMT Mid Cap Growth Portfolio - I Class Subaccount	Neuberger Berman AMT Short Duration Bond Portfolio - I Class Subaccount	Neuberger Berman AMT Sustainable Equity Portfolio - I Class Subaccount
NET ASSETS AT JANUARY 1, 2020	$63,545	$9,406	$264,197
Changes From Operations:
• Net investment income (loss)	(859)	71	(1,695)
• Net realized gain (loss) on investments	4,872	(68)	11,377
• Net change in unrealized appreciation or depreciation on investments	19,095	152	35,874
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	23,108	155	45,556
Change From Unit Transactions:
• Net unit transactions	(4,905)	(3,575)	(13,769)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(4,905)	(3,575)	(13,769)
TOTAL INCREASE (DECREASE) IN NET ASSETS	18,203	(3,420)	31,787
NET ASSETS AT DECEMBER 31, 2020	81,748	5,986	295,984
Changes From Operations:
• Net investment income (loss)	(1,119)	72	(3,026)
• Net realized gain (loss) on investments	12,109	(12)	11,091
• Net change in unrealized appreciation or depreciation on investments	(1,763)	(91)	56,420
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	9,227	(31)	64,485
Change From Unit Transactions:
• Net unit transactions	(6,279)	(576)	(12,766)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(6,279)	(576)	(12,766)
TOTAL INCREASE (DECREASE) IN NET ASSETS	2,948	(607)	51,719
NET ASSETS AT DECEMBER 31, 2021	$84,696	$5,379	$347,703

See accompanying notes.

CIGNA Variable Annuity Separate Account I

Notes to financial statements

December 31, 2021

1. Accounting Policies and Account Information

The Variable Account: CIGNA Variable Annuity Separate Account I (the Variable Account) is a segregated investment account of CIGNA Life Insurance Company (CIGNA Life) and is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The operations of the Variable Account are part of the operations of CIGNA Life. The assets and liabilities of the Variable Account are clearly identified and distinguished from other assets and liabilities of CIGNA Life. The assets of the Variable Account are owned by CIGNA Life, but are not available to meet the general obligations of CIGNA Life. The Variable Account only offers one product (Flexible Payment Deferred) at one fee rate.

Effective January 1, 1998, CIGNA Life contracted the administrative servicing obligations to its individual variable annuity business to The Lincoln National Life Insurance Company (Lincoln Life). Although CIGNA Life is responsible for all policy terms and conditions, Lincoln Life is responsible for servicing the individual annuity contracts, including the payment of benefits, oversight of investment management and contract administration.

Basis of Presentation: The accompanying financial statements have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for unit investment trusts.

Accounting Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions affecting the reported amounts as of the date of the financial statements. Those estimates are inherently subject to change and actual results could differ from those estimates. Included among the material (or potentially material) reported amounts that require use of estimates is the fair value of certain assets.

Investments: The assets of the Variable Account are divided into variable subaccounts, each of which may be invested in shares of one of seventeen mutual funds (the Funds) of six open-ended management investment companies, each Fund with its own investment objective. The Funds are:

The Alger Portfolios:

Alger Capital Appreciation Portfolio - Class I-2

Alger Large Cap Growth Portfolio - Class I-2

Alger Mid Cap Growth Portfolio - Class I-2

Alger Small Cap Growth Portfolio - Class I-2

Fidelity® Variable Insurance Products:

Fidelity® VIP Asset Manager Portfolio - Initial Class

Fidelity® VIP Equity-Income Portfolio - Initial Class

Fidelity® VIP Government Money Market Portfolio - Initial Class

Fidelity® VIP High Income Portfolio - Initial Class

Fidelity® VIP Investment Grade Bond Portfolio - Initial Class

Fidelity® VIP Overseas Portfolio - Initial Class

Goldman Sachs Variable Insurance Trust:

Goldman Sachs VIT Government Money Market Fund - Institutional Shares*

MFS® Variable Insurance Trust:

MFS® VIT Total Return Series - Initial Class

MFS® VIT Utilities Series - Initial Class

MFS® Variable Insurance Trust II:

MFS® VIT II Income Portfolio - Initial Class

Neuberger Berman Advisers Management Trust:

Neuberger Berman AMT Mid Cap Growth Portfolio - I Class

Neuberger Berman AMT Short Duration Bond Portfolio - I Class

Neuberger Berman AMT Sustainable Equity Portfolio - I Class

*  Available fund with no money invested at December 31, 2021

Each subaccount invests in shares of a single underlying Fund. The investment performance of each subaccount will reflect the investment performance of the underlying Fund less separate account expenses. There is no assurance that the investment objective of any underlying Fund will be met. A Fund calculates a daily net asset value per share ("NAV") which is based on the market value of its investment portfolio. The amount of risk varies significantly between subaccounts. Due to the level of risk associated with certain investment portfolios, it is at least reasonably possible that changes in the values of investment portfolios will occur in the near term and that such changes could materially affect contract holders' investments in the Funds and the amounts reported in the financial statements. The contract holder assumes all of the investment performance risk for the subaccounts selected.

Investments in the Funds are stated at fair value as determined by the closing net asset value per share on December 31, 2021. Net asset value is quoted by the Funds as derived by the fair value of the Funds' underlying investments. The difference between cost and net asset value is reflected as unrealized appreciation or depreciation of investments. There are no redemption restrictions on investments in the Funds.

Investments for which the fair value is measured at NAV using the practical expedient (investments in investees measured at NAV) are excluded from the fair value hierarchy. Accordingly, the Variable Account's investments in the Funds have not been classified in the fair value hierarchy.

CIGNA Variable Annuity Separate Account I

Notes to financial statements (continued)

1. Accounting Policies and Account Information (continued)

Investment transactions are accounted for on a trade-date basis. The cost of investments sold is determined by the average cost method.

ASC 946-10-15, "Financial Services - Investment Companies (Topic 946) - Scope and Scope Exceptions" provides accounting guidance for assessing whether an entity is an investment company. This guidance evaluates the entity's purpose and design to determine whether the entity is an investment company. The standard also adds additional disclosure requirements regarding contractually required commitments to investees. Management has evaluated the criteria in the standard and concluded that the Variable Account qualifies as an investment company and therefore applies the accounting requirements of ASC 946.

Dividends: Dividends paid to the Variable Account are automatically reinvested in shares of the Funds on the payable date. Dividend income is recorded on the ex-dividend date.

Federal Income Taxes: Operations of the Variable Account form a part of and are taxed with operations of CIGNA Life, which is taxed as a "life insurance company" under the Internal Revenue Code. The Variable Account will not be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended. Under current federal income tax law, no federal income taxes are payable or receivable with respect to the Variable Account's net investment income and the net realized gain (loss) on investments.

Annuity Reserves: The amount of annuity reserves is determined by the actuarial assumptions which meet statutory requirements. Gains or losses resulting from the actuarial mortality experience, the responsibility of which is assumed by Cigna Life, are offset by transfers to or from Cigna Life.

Diversification Requirements: Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the Code), a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account, on which the contract is based, are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. CIGNA Life believes, based on assurances from the mutual fund managers, that the mutual funds satisfy the requirements of the regulations.

COVID-19 Risk: The novel coronavirus (COVID-19), which was first detected in 2020, has resulted in, among other things, stressors to healthcare service infrastructure, country border closings, business and school closings and disruptions to supply chains and customer activity. This pandemic risk could have a significant adverse impact on subaccount investments.

2. Mortality and Expense Guarantees and Other Transactions with Affiliates

CIGNA Life assumes the risk that annuitants may live longer than expected and also assumes a mortality risk in connection with the death benefits of the contract. CIGNA Life also assumes a risk that its actual administrative expenses may be higher than amounts deducted for such expenses. CIGNA Life charges each variable subaccount the daily equivalent of 1.20%, at an effective annual rate, of the current value of each subaccount's assets for the assumption of these risks.

CIGNA Life also deducts a daily administrative fee from assets of each variable subaccount as partial reimbursement for administrative expenses relating to the issuance and maintenance of the contract and the participant's annuity account. This charge is currently at an effective annual rate of .10%.

As partial compensation for administrative services provided, CIGNA Life additionally receives a $35 annuity account fee per year from each contract. This charge is deducted from the fixed or variable subaccount of the participant or on a pro-rata basis from two or more fixed or variable subaccounts in relation to their values under the contract. Fixed subaccounts are part of the general account of CIGNA Life and are not included in the financial statements. The annuity account fee will be waived for any contract year in which the annuity account value equals or exceeds $100,000 as of the last valuation date of the contract year. Annuity account fees for the variable subaccounts of $270 and $1,436 were deducted for the years ended December 31, 2021 and 2020, respectively.

For an additional charge (optional death benefit fee), an optional death benefit may be selected by the participants. The optional death benefit fee will be deducted from the participant's fixed or variable subaccount or on a pro-rata basis from two or more fixed or variable subaccounts in relation to their values under the contract on the date of each contract anniversary. There were no optional death benefit fees paid to CIGNA Life for the variable subaccounts during 2021. During 2020, optional death benefit fees paid to CIGNA Life for the variable subaccounts were $1,238.

CIGNA Variable Annuity Separate Account I

Notes to financial statements (continued)

2. Mortality and Expense Guarantees and Other Transactions with Affiliates (continued)

Under certain circumstances, CIGNA Life reserves the right to charge a transfer fee of up to $10 for transfers between subaccounts. No transfer fees were deducted for the years ended December 31, 2021 and 2020.

No deduction for sales charges is made from the premium payment. However, if a cash withdrawal is made,

a withdrawal charge (contingent deferred sales charge) may be assessed by CIGNA Life. The withdrawal charge, if assessed, varies from 0-7% depending upon the duration of each contract deposit. The withdrawal charge is deducted from withdrawal proceeds for full withdrawals and reduces the remaining account value for partial withdrawals. These charges are paid to CIGNA Life as reimbursement for services provided. These services include commissions paid to sales personnel, the cost associated with preparation of sales literature and other promotional costs and acquisition expenses. For the year ended December 31, 2021 and 2020, there were no withdrawal charges paid.

Withdrawal, account and all other charges are included within Net unit transactions on the Statements of Changes in Net Assets.

3. Financial Highlights

A summary of the fee rates, unit values, units outstanding, net assets and total return and investment income ratios for variable annuity contracts as of and for each year in the five years ended December 31, 2021, follows:

Subaccount	Year	Commencement Date(1)	Fee Rate(2)	Unit Value	Units Outstanding	Net Assets	Total Return(3)	Investment Income Ratio(4)
Alger Capital Appreciation Portfolio - Class I-2
	2021		1.30%	$153.01	1,990	$304,488	17.59%	0.00%
	2020		1.30%	130.12	2,549	331,736	39.92%	0.00%
	2019		1.30%	93.00	2,637	245,182	31.86%	0.00%
	2018		1.30%	70.53	3,468	244,621	-1.39%	0.09%
	2017		1.30%	71.52	3,311	236,823	29.39%	0.17%
Alger Large Cap Growth Portfolio - Class I-2
	2021		1.30%	86.27	12,551	1,082,813	10.40%	0.00%
	2020		1.30%	78.15	12,861	1,005,073	64.87%	0.19%
	2019		1.30%	47.40	13,110	621,383	25.79%	0.00%
	2018		1.30%	37.68	14,626	551,142	0.89%	0.00%
	2017		1.30%	37.35	18,475	690,061	26.81%	0.00%
Alger Mid Cap Growth Portfolio - Class I-2
	2021		1.30%	97.13	9,043	878,315	2.86%	0.00%
	2020		1.30%	94.43	9,231	871,678	62.50%	0.00%
	2019		1.30%	58.11	9,461	549,788	28.57%	0.00%
	2018		1.30%	45.20	9,689	437,904	-8.64%	0.00%
	2017		1.30%	49.47	10,116	500,422	28.12%	0.00%
Alger Small Cap Growth Portfolio - Class I-2
	2021		1.30%	52.90	14,713	778,366	-7.27%	0.00%
	2020		1.30%	57.05	15,628	891,659	64.99%	1.10%
	2019		1.30%	34.58	16,910	584,722	27.67%	0.00%
	2018		1.30%	27.09	17,663	478,431	0.13%	0.00%
	2017		1.30%	27.05	20,989	567,797	27.07%	0.00%
Fidelity® VIP Asset Manager Portfolio - Initial Class
	2021		1.30%	39.22	663	26,010	8.50%	1.64%
	2020		1.30%	36.15	663	23,977	13.39%	1.53%
	2019		1.30%	31.88	664	21,157	16.72%	1.51%
	2018		1.30%	27.31	1,074	29,324	-6.57%	1.72%
	2017		1.30%	29.24	1,074	31,424	12.63%	1.36%
Fidelity® VIP Equity-Income Portfolio - Initial Class
	2021		1.30%	54.92	8,976	492,983	23.28%	1.85%
	2020		1.30%	44.55	10,247	456,523	5.32%	1.83%
	2019		1.30%	42.30	10,589	447,921	25.80%	1.90%
	2018		1.30%	33.63	13,533	455,081	-9.48%	2.18%
	2017		1.30%	37.15	16,347	607,245	11.44%	1.69%

CIGNA Variable Annuity Separate Account I

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Fee Rate(2)	Unit Value	Units Outstanding	Net Assets	Total Return(3)	Investment Income Ratio(4)
Fidelity® VIP Government Money Market Portfolio - Initial Class
	2021		1.30%	$12.52	7,247	$90,736	-1.28%	0.01%
	2020		1.30%	12.68	7,738	98,142	-0.98%	0.32%
	2019		1.30%	12.81	7,332	93,914	0.70%	2.01%
	2018		1.30%	12.72	8,379	106,583	0.34%	1.61%
	2017		1.30%	12.68	12,108	153,512	-0.60%	0.64%
Fidelity® VIP High Income Portfolio - Initial Class
	2021		1.30%	23.98	11,686	280,265	3.06%	5.29%
	2020		1.30%	23.27	12,488	290,601	1.42%	5.03%
	2019		1.30%	22.94	12,848	294,781	13.62%	5.11%
	2018		1.30%	20.19	13,581	274,257	-4.53%	5.51%
	2017		1.30%	21.15	14,012	296,396	5.55%	5.33%
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class
	2021		1.30%	26.03	4,888	127,258	-1.89%	1.99%
	2020		1.30%	26.53	5,774	153,216	7.98%	2.18%
	2019		1.30%	24.57	6,210	152,588	8.25%	2.66%
	2018		1.30%	22.70	6,913	156,928	-1.82%	2.46%
	2017		1.30%	23.12	9,922	229,405	2.87%	2.33%
Fidelity® VIP Overseas Portfolio - Initial Class
	2021		1.30%	35.04	10,250	359,174	18.15%	0.53%
	2020		1.30%	29.66	10,462	310,297	14.12%	0.45%
	2019		1.30%	25.99	11,911	309,556	26.12%	1.73%
	2018		1.30%	20.61	12,541	258,436	-15.91%	1.62%
	2017		1.30%	24.51	13,788	337,878	28.60%	1.40%
MFS® VIT Total Return Series - Initial Class
	2021		1.30%	48.76	2,416	117,813	12.64%	1.67%
	2020		1.30%	43.29	3,816	165,159	8.39%	2.30%
	2019		1.30%	39.93	3,941	157,378	18.83%	2.36%
	2018		1.30%	33.61	4,070	136,759	-6.83%	2.21%
	2017		1.30%	36.07	4,208	151,810	10.85%	2.41%
MFS® VIT Utilities Series - Initial Class
	2021		1.30%	98.66	2,897	285,806	12.62%	1.81%
	2020		1.30%	87.60	2,827	247,614	4.53%	2.33%
	2019		1.30%	83.80	4,921	412,416	23.45%	4.03%
	2018		1.30%	67.88	5,023	340,973	-0.25%	1.11%
	2017		1.30%	68.05	5,136	349,531	13.35%	4.14%
MFS® VIT II Income Portfolio - Initial Class
	2021		1.30%	24.91	1,082	26,947	-0.83%	3.13%
	2020		1.30%	25.12	1,227	30,816	7.94%	3.64%
	2019		1.30%	23.27	1,661	38,669	10.16%	2.99%
	2018		1.30%	21.13	2,675	56,513	-3.25%	3.56%
	2017		1.30%	21.84	1,926	42,065	4.87%	4.13%
Neuberger Berman AMT Large Cap Value Portfolio - I Class
	2019		0.00%	—	—	—	0.00%	2.00%
	2018		1.30%	37.40	5,957	222,822	-2.32%	1.09%
	2017		1.30%	38.29	6,975	267,093	11.90%	0.57%
Neuberger Berman AMT Mid Cap Growth Portfolio - I Class
	2021		1.30%	48.34	1,752	84,696	11.53%	0.00%
	2020		1.30%	43.34	1,886	81,748	38.17%	0.00%
	2019		1.30%	31.37	2,026	63,545	31.04%	0.00%
	2018		1.30%	23.94	2,051	49,110	-7.62%	0.00%
	2017		1.30%	25.91	2,152	55,774	23.68%	0.00%
Neuberger Berman AMT Short Duration Bond Portfolio - I Class
	2021		1.30%	14.38	374	5,379	-0.56%	2.53%
	2020		1.30%	14.46	414	5,986	2.13%	2.22%
	2019		1.30%	14.16	664	9,406	2.35%	1.85%
	2018		1.30%	13.84	812	11,243	-0.29%	2.33%
	2017		1.30%	13.88	450	6,240	-0.41%	1.43%

CIGNA Variable Annuity Separate Account I

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Fee Rate(2)	Unit Value	Units Outstanding	Net Assets	Total Return(3)	Investment Income Ratio(4)
Neuberger Berman AMT Sustainable Equity Portfolio - I Class
	2021		1.30%	$65.19	5,333	$347,703	21.88%	0.38%
	2020		1.30%	53.49	5,533	295,984	18.02%	0.62%
	2019	4/30/19	1.30%	45.32	5,829	264,197	8.45%	0.41%

(1)  Reflects less than a full year of activity. Funds were first received in this option on the commencement date noted or the option was inactive at the date funds were received thereby a succeeding commencement date is disclosed.

(2)  These amounts represent the annualized minimum and maximum contract expenses of the separate account, consisting primarily of mortality and expense charges, for only those subaccounts which contain investments as of the respective year end. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds have been excluded.

(3)  These amounts represent the total return, including changes in value of mutual funds, and reflect deductions for all items included in the fee rate. The total return does not include contract charges deducted directly from policy account values. The total return is not annualized.

(4)  These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense guarantee charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest. Investment income ratios are not annualized.

4. Purchases and Sales of Investments

The aggregate cost of investments purchased and the aggregate proceeds from investments sold were as follows for 2021:

Subaccount	Aggregate Cost of Purchases	Aggregate Proceeds from Sales
Alger Capital Appreciation Portfolio - Class I-2	$63,359	$89,183
Alger Large Cap Growth Portfolio - Class I-2	241,627	40,525
Alger Mid Cap Growth Portfolio - Class I-2	310,230	30,710
Alger Small Cap Growth Portfolio - Class I-2	256,751	65,167
Fidelity® VIP Asset Manager Portfolio - Initial Class	554	330
Fidelity® VIP Equity-Income Portfolio - Initial Class	62,040	71,858
Fidelity® VIP Government Money Market Portfolio - Initial Class	13,378	20,784
Fidelity® VIP High Income Portfolio - Initial Class	15,384	22,860
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	6,133	24,597
Fidelity® VIP Overseas Portfolio - Initial Class	26,785	11,187
MFS® VIT Total Return Series - Initial Class	10,175	69,186
MFS® VIT Utilities Series - Initial Class	30,822	13,315
MFS® VIT II Income Portfolio - Initial Class	2,371	4,222
Neuberger Berman AMT Mid Cap Growth Portfolio - I Class	9,249	7,426
Neuberger Berman AMT Short Duration Bond Portfolio - I Class	147	651
Neuberger Berman AMT Sustainable Equity Portfolio - I Class	8,079	17,371

CIGNA Variable Annuity Separate Account I

Notes to financial statements (continued)

5. Investments

The following is a summary of investments owned at December 31, 2021:

Subaccount	Shares Owned	Net Asset Value	Fair Value of Shares	Cost of Shares
Alger Capital Appreciation Portfolio - Class I-2	3,228	$94.33	$304,488	$234,095
Alger Large Cap Growth Portfolio - Class I-2	13,355	81.08	1,082,813	812,695
Alger Mid Cap Growth Portfolio - Class I-2	39,599	22.18	878,315	844,117
Alger Small Cap Growth Portfolio - Class I-2	27,918	27.88	778,366	763,366
Fidelity® VIP Asset Manager Portfolio - Initial Class	1,419	18.33	26,010	20,538
Fidelity® VIP Equity-Income Portfolio - Initial Class	18,852	26.15	492,983	412,211
Fidelity® VIP Government Money Market Portfolio - Initial Class	90,736	1.00	90,736	90,736
Fidelity® VIP High Income Portfolio - Initial Class	53,384	5.25	280,265	315,000
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	9,532	13.35	127,258	122,022
Fidelity® VIP Overseas Portfolio - Initial Class	12,267	29.28	359,174	256,456
MFS® VIT Total Return Series - Initial Class	4,241	27.78	117,813	89,357
MFS® VIT Utilities Series - Initial Class	7,460	38.31	285,806	201,605
MFS® VIT II Income Portfolio - Initial Class	2,747	9.81	26,947	26,924
Neuberger Berman AMT Mid Cap Growth Portfolio - I Class	2,100	40.34	84,696	55,689
Neuberger Berman AMT Short Duration Bond Portfolio - I Class	513	10.48	5,379	5,550
Neuberger Berman AMT Sustainable Equity Portfolio - I Class	9,390	37.03	347,703	247,187

6. Changes in Units Outstanding

The change in units outstanding for the year ended December 31, 2021, is as follows:

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
Alger Capital Appreciation Portfolio - Class I-2	9	(568)	(559)
Alger Large Cap Growth Portfolio - Class I-2	—	(310)	(310)
Alger Mid Cap Growth Portfolio - Class I-2	8	(196)	(188)
Alger Small Cap Growth Portfolio - Class I-2	21	(936)	(915)
Fidelity® VIP Equity-Income Portfolio - Initial Class	1	(1,272)	(1,271)
Fidelity® VIP Government Money Market Portfolio - Initial Class	1,080	(1,571)	(491)
Fidelity® VIP High Income Portfolio - Initial Class	—	(802)	(802)
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	9	(895)	(886)
Fidelity® VIP Overseas Portfolio - Initial Class	—	(212)	(212)
MFS® VIT Total Return Series - Initial Class	3	(1,403)	(1,400)
MFS® VIT Utilities Series - Initial Class	179	(109)	70
MFS® VIT II Income Portfolio - Initial Class	9	(154)	(145)
Neuberger Berman AMT Mid Cap Growth Portfolio - I Class	6	(140)	(134)
Neuberger Berman AMT Short Duration Bond Portfolio - I Class	—	(40)	(40)
Neuberger Berman AMT Sustainable Equity Portfolio - I Class	16	(216)	(200)

The change in units outstanding for the year ended December 31, 2020, is as follows:

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
Alger Capital Appreciation Portfolio - Class I-2	12	(100)	(88)
Alger Large Cap Growth Portfolio - Class I-2	—	(249)	(249)
Alger Mid Cap Growth Portfolio - Class I-2	13	(243)	(230)
Alger Small Cap Growth Portfolio - Class I-2	29	(1,311)	(1,282)
Fidelity® VIP Asset Manager Portfolio - Initial Class	—	(1)	(1)
Fidelity® VIP Equity-Income Portfolio - Initial Class	23	(365)	(342)
Fidelity® VIP Government Money Market Portfolio - Initial Class	565	(159)	406
Fidelity® VIP High Income Portfolio - Initial Class	—	(360)	(360)
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	10	(446)	(436)
Fidelity® VIP Overseas Portfolio - Initial Class	5	(1,454)	(1,449)
MFS® VIT Total Return Series - Initial Class	6	(131)	(125)
MFS® VIT Utilities Series - Initial Class	—	(2,094)	(2,094)
MFS® VIT II Income Portfolio - Initial Class	9	(443)	(434)
Neuberger Berman AMT Mid Cap Growth Portfolio - I Class	3	(143)	(140)
Neuberger Berman AMT Short Duration Bond Portfolio - I Class	—	(250)	(250)
Neuberger Berman AMT Sustainable Equity Portfolio - I Class	22	(318)	(296)

CIGNA Variable Annuity Separate Account I

Notes to financial statements (continued)

7. Subsequent Events

Management evaluated subsequent events through April 27, 2022, the date at which the Variable Account's financial statements were available to be issued, and determined there were no additional matters to be disclosed.

Report of Independent Registered Public Accounting Firm

To the Stockholders and Board of Directors of CIGNA Life Insurance Company
and

Contract Owners of CIGNA Variable Annuity Separate Account I

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the Appendix that comprise CIGNA Variable Annuity Separate Account I ("Variable Account"), as of December 31, 2021, the related statements of operations and the statements of changes in net assets for each of the periods indicated in the Appendix, and the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2021, the results of its operations and changes in its net assets for each of the periods indicated in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on each of the subaccounts' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Variable Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

Ernst & Young LLP

We have served as the Variable Account's Auditor since at least 2009, but we are unable to determine the specific year.
Philadelphia, Pennsylvania
April 27, 2022

Subaccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
Alger Capital Appreciation Portfolio - Class I-2	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Alger Large Cap Growth Portfolio - Class I-2	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Alger Mid Cap Growth Portfolio - Class I-2	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Alger Small Cap Growth Portfolio - Class I-2	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Fidelity® VIP Asset Manager Portfolio - Initial Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Fidelity® VIP Equity-Income Portfolio - Initial Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Fidelity® VIP Government Money Market Portfolio - Initial Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Fidelity® VIP High Income Portfolio - Initial Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Fidelity® VIP Overseas Portfolio - Initial Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
MFS® VIT Total Return Series - Initial Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
MFS® VIT Utilities Series - Initial Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
MFS® VIT II Income Portfolio - Initial Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Neuberger Berman AMT Mid Cap Growth Portfolio - I Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Neuberger Berman AMT Short Duration Bond Portfolio - I Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Neuberger Berman AMT Sustainable Equity Portfolio - I Class	As of December 31, 2021	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021